Taxation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income tax expense
Current	$ (52)	$ (1,382)	$ (2,257)
Deferred	1,572	937	402
Income tax expense	$ (331)	$ (2,342)	$ (3,244)